Capital stock - Additional Information (Details)											3 Months Ended			9 Months Ended			12 Months Ended
	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	Sep. 18, 2020 CAD ($)	Sep. 02, 2020 CAD ($)	Aug. 27, 2020 CAD ($) shares	Aug. 27, 2020 USD ($) $ / shares shares	Aug. 18, 2020 CAD ($) shares	May 31, 2023 CAD ($) shares	May 31, 2023 USD ($) shares	May 31, 2022 CAD ($)	May 31, 2023 CAD ($) shares item	May 31, 2023 USD ($) shares item	May 31, 2022 CAD ($)	Aug. 31, 2022 CAD ($) shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($) shares	Jul. 12, 2023 USD ($)	May 31, 2023 USD ($) $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 31, 2022 USD ($) shares	Aug. 25, 2022 shares	Aug. 05, 2022 $ / shares	Feb. 01, 2022 shares	Jan. 31, 2022 shares	Jan. 12, 2022 shares	Jun. 03, 2021 $ / shares shares	Jun. 03, 2021 $ / shares shares	Feb. 16, 2021 $ / shares shares	Feb. 16, 2021 $ / shares shares	Dec. 22, 2020 CAD ($) shares	Nov. 23, 2020 $ / shares	Aug. 27, 2020 $ / shares	Aug. 02, 2020 shares
Capital stock
Shares Issued | shares																	53,445								53,445	2,703					284,495	284,495	30,000	30,000
Number of Voting Common Shares issued to third parties in exchange for marketing services | shares											65,790	65,790		98,400	98,400
Number of Voting Common Shares issued upon exercises of stock options | shares											0	0		5,057	5,057		2,703
Number of former employees | item														2	2
Number of warrants to purchase Voting Common Shares issued | shares	381,293	475,059	554,253	50,000	151,800						381,293	381,293		1,410,605	1,410,605
Total cash consideration price, net of transaction costs												$ 2,047,648		$ 7,654,373	$ 7,165,280
Total consideration																		$ 2,025,000	$ 1,898,645
Warrants term	3 years	3 years	3 years	4 years	5 years									3 years	3 years
Exercise price of warrants | (per share)	$ 4.21	$ 4.21	$ 4.21	$ 8.00	$ 12.50																$ 4.21	$ 5.64	$ 5.67	$ 5.63			$ 10.30									$ 16.53
Derivative liabilities											$ 3,253,024			$ 3,253,024						$ 4,866,082	$ 3,253,024				$ 0
Allocated transaction costs											51,199			489,096	$ 489,096
Transaction costs												$ 101,942		285,832	$ 774,759	$ 0	$ 0	0	320,230
Professional fees											$ 1,234,357		$ 571,452	$ 2,814,576		$ 2,452,900	$ 3,590,816	1,633,477	671,788
Price per share | (per share)																															$ 10.09	$ 12.21	$ 15.07	$ 19.13
Issuance of shares, net of transaction costs paid																		2,025,000	$ 1,898,645
Ipo [Member]
Capital stock
Number of Voting Common Shares issued | shares								2,760,000	2,760,000
Total consideration								$ 33,430,239	$ 25,287,624
Transaction costs																		$ 3,328,687
Professional fees								$ 502,857	$ 380,376
Number of shares issued during the period | shares								2,760,000	2,760,000
Price per share | (per share)									$ 10.00																												$ 13.22
Issuance of shares, net of transaction costs paid								$ 33,430,239	$ 25,287,624
Cash commission paid to the underwriter								2,554,104	$ 1,932,000
Professional fees previously recorded in prepaids								$ 271,726
Board of directors
Capital stock
Shares Issued | shares										45,351							3,067								3,067			5,435	6,479	25,000					69,650			547,297
Total consideration						$ 167,799	$ 2,025,000
Transaction costs										$ 58,730
Professional fees										$ 109,069
Issuance of shares, net of transaction costs paid						$ 167,799	$ 2,025,000
Amount of conversion of advances from related parties																	$ 39,200																		$ 898,489
Class A common stock
Capital stock
Pre Consolidation Of Voting Common Shares | shares																			3.7
Post Consolidation Of Voting Common Shares | shares																			1